voxeljet UK (Details) € in Thousands, £ in Thousands			12 Months Ended
	Oct. 07, 2016 GBP (£)	Oct. 07, 2016 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)	Oct. 07, 2016 EUR (€)
Cash generating unit
Carrying value			€ 69,352	€ 67,002	[1],[2]
Impairment of trade receivables			€ 227	€ 237		€ 367
voxeljet UK
Cash generating unit
Recoverable amount	£ 1,266						€ 1,471
WACC (as a percent)						15.41%
Terminal value growth rate (as a percent)						1.00%
Impairment of trade receivables		€ 293
Impairment loss	£ 907	€ 1,130

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.